Commitments	12 Months Ended
Dec. 31, 2022
Commitments
Commitments

Note 21. Commitments

21.1 Commitments related to operational activities

Commitments given - Contracts CRO and CMO with third parties

●	Contract CMO with Fisher Clinical Services

In March 2021, the Company entered into an agreement with Fisher Clinical Services to perform product packaging and distribution services for large-scale clinical studies, including Phase III studies in 25 countries around the world ( including 300 clinical centers).

The Company undertakes to pay for the services rendered by the CMO over the 7 years following the date of the agreement for a total amount of €11.4 million. This decrease in the total contract amount is mainly explained by the changes to the clinical development of lanifibranor from the fourth quarter 2022 (see note 25 - Events After the Reporting Date).

As of December 31, 2022, the amount remaining to be paid is €9.6 million.

●	Contract CRO with Pharmaceutical Research Associates B.V.

In April 2021, as part of the conduct of the Phase III clinical trial in NASH, the Company entered into an agreement, with retroactive effect to January 2021, with Pharmaceutical Research Associates Groupe B.V (“PRA”), acting as a CRO. The contract aims to support the regulatory approval of the product in adult patients in Europe and in the United States. Following the amendments of February 1, 2022 and April 12, 2022, mainly related to the NATiV3 trial, the amount of the commitment to PRA amounts to 223.8 million euros, with a bonus or malus capped at 3.4 million euros.

The Company has signed a CRO agreement with PRA for the conduct of the LEGEND Phase IIa clinical trial, effective January 14, 2022. Under the terms of the contract, PRA will conduct a clinical trial to evaluate the benefit for patients of the combination of lanifibranor with empagliflozin, an SGLT2 inhibitor, in patients with T2D and non-cirrhotic NASH. The commitment to PRA under this agreement amounts to an aggregate €7.9 million.

The Company undertakes to pay the services rendered (directly and indirectly) by the CRO over the next 7 years for a total budget of €231.6 million. As of December 31, 2022, the amount remaining to be paid under the contract is €198.1 million.

●	Contract CRO signed with United BioSource LLC

In September 2021, the Company has entered into an agreement in connection with the NATiV3 clinical trial, with retroactive effect in April 2021, with United BioSource LLC (UBC), acting as a CRO. The contract aims to outsource the management of pharmacovigilance operations for the NATiV3 clinical trial. The Company undertakes to pay the services rendered by the CRO over the period from the effective date to December 2028, for a total amount of €2.9 million.

As of December 31, 2022, the amount remaining to be paid is €2.5 million.

●	Contract CRO signed with Synexus Clinical Research GmbH (“AES”)

In October 2021, the Company entered into an agreement with AES, acting as a CRO, in connection with the NATiV3 clinical trial. The purpose of the contract is to outsource the management a part of pharmacovigilance operations for the NATiV3 clinical trial. The Company is to pay the services rendered by the CRO over the period from the effective date of the contract to December 2028, for a total amount of €7.1 million.

As of December 31, 2022, the amount remaining to be paid is €5.5 million.

●	Contract CRO signed with Syneos Health Clinical Research Services, LLC

In March 2021, the Company entered into an agreement with Syneos Health Clinical Research Services LLC, acting as a CRO, in connection with the NATiV3 clinical trial. The purpose of the contract is to assess certain pharmacokinetic parameters of lanifibranor. The Company is committed to pay the services rendered by the CRO over the period from the effective date of the contract until the end of the trial, which is expected to be in the beginning of the second half of 2023, for a total amount of $7.4 million.

As of December 31, 2022, the total amount remaining to be paid under the contract is $3.1 million.

●	Contract CRO signed with Clinical Research Services Kiel GmbH

Effective on March 23, 2022, as part of the conduct of a Phase I trial, the Company entered into an agreement with Clinical Research Services Kiel GmbH. The purpose of the contract is to assess the effect of renal impairment on the pharmacokinetics of lanifibranor, its active metabolites as well as the tolerability of lanifibranor. The Company is committed to pay the services rendered by the CRO over the period from the effective date of the contract to the last quarter of 2023, for a total amount of €2.3 million.

As of December 31, 2022, the amount remaining to be paid is €2.0 million.

●	Other CMO and CRO contracts

As of December 31, 2022, the total amount still to be paid under the other CMO and CRO contracts is €6.2 million.

Commitments given – Service Agreement

●	Service agreement with Summit Clinical Services LLC (“Summit”)

On February 1, 2022, the Company entered into an agreement with Summit to select clinical sites and negotiate contracts in connection with the NATiV3 trial. The company is to pay a total amount of $4.4 million (€4.1 million based on the exchange rate of €1.00 = $1.067 as of December 31, 2022).

As of December 31, 2022, the total amount remaining to be paid under this contract is $3.8 million (€3.6 million based on the exchange rate of €1.00 = $1.067 as of December 31, 2022).

Commitments received - Agreements concerning the provision of facilities

-	Agreement with Novolyze

On October 13, 2015, the Company signed a contract to make its premises and facilities available to Novolyze for a 36-month period beginning October 19, 2015. Pursuant to a tacit renewal on October 19, 2021, the monthly rent was stated at €6.2 thousand as from November 1, 2021, with an annual rate of increase of 2%. This contract was the subject of an amendment No. 3 raising the monthly rent to €8.0 thousands as of April 1, 2022, with an annual increase of 2% on each October 19.

As of December 31, 2022, the total commitment received amounted to €103.5 thousand and commitments relating to future payments amounted to €199.1 thousand.

-	Agreement with Synthecob

On March 21, 2016, the Company signed a contract to make its research equipment and services available to the company Synthecob for a two-year period beginning April 1, 2016. Pursuant to an amendment signed on January 1, 2017, the monthly rent was increased to €2.4 thousand until March 30, 2018, and then to €2.5 thousand. This contract was renewed on April 1, 2022, increasing the monthly rent from €2.7 thousand to €2.9 thousand, with an annual increase rate of 1%.

Therefore, as of December 31, 2022, the total commitment received amounted to €58.6 thousand and commitments relating to future payments amounted to €69.6 thousand.